GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
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GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

	2021	2020
Balance as of January 1	$1,002.2	$981.9
Acquisitions	194.0	20.3

Balance as of December 31	$1,196.2	$1,002.2

b.	Intangible assets, net:

	Useful	December 31,
	Life	2021	2020
Original amount:
Core technology	8	$82.2	$55.4
Trademarks and trade names	15 – 20	25.5	25.5
Customer relationship	4	5.8	-

		113.5	80.9

Accumulated amortization:
Core technology		28.0	20.0
Trademarks and trade names		24.0	22.4
Customer relationship		0.5	-

		52.5	42.4

Intangible assets, net:
Core technology		54.2	35.4
Trademarks and trade names		1.5	3.1
Customer relationship		5.3	-

		$61.0	$38.5

Intangible assets which were fully amortized as of the prior year, are disposed from the original amount and the accumulated amortization balances.
The estimated future amortization expense of Intangible assets as of December 31, 2021 is as follows:

2022	$12.1
2023	10.5
2024	10.2
2025	9.7
2026	7.6
Thereafter	10.9

$61.0